UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2016

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments:

Putnam VT Research Fund

The fund's portfolio
3/31/16 (Unaudited)

COMMON STOCKS (97.2%)(a)
		Shares	Value

Aerospace and defense (5.3%)

Airbus Group SE (France)		768	$50,961

Bombardier, Inc. Class B (Canada)(NON)		23,267	23,648

Embraer SA ADR (Brazil)		1,795	47,316

General Dynamics Corp.		3,849	505,643

Honeywell International, Inc.		3,645	408,422

L-3 Communications Holdings, Inc.		2,121	251,339

Northrop Grumman Corp.		3,764	744,896

Raytheon Co.		1,663	203,934

United Technologies Corp.		1,939	194,094

			2,430,253
Airlines (0.5%)

American Airlines Group, Inc.		5,185	212,637

			212,637
Banks (5.1%)

Bank of America Corp.		36,752	496,887

Citigroup, Inc.		3,326	138,861

JPMorgan Chase & Co.		11,152	660,421

KeyCorp		16,411	181,177

Regions Financial Corp.		18,930	148,601

U.S. Bancorp		6,955	282,303

Wells Fargo & Co.		8,611	416,428

			2,324,678
Beverages (2.2%)

Dr. Pepper Snapple Group, Inc.		2,715	242,775

Molson Coors Brewing Co. Class B		2,705	260,167

Monster Beverage Corp.(NON)		2,140	285,433

PepsiCo, Inc.		2,365	242,365

			1,030,740
Biotechnology (3.2%)

AMAG Pharmaceuticals, Inc.(NON)		1,311	30,677

Amgen, Inc.		1,854	277,970

Biogen, Inc.(NON)		1,001	260,580

Celgene Corp.(NON)		3,516	351,916

Gilead Sciences, Inc.		5,408	496,779

TESARO, Inc.(NON)(S)		1,738	76,524

			1,494,446
Building products (0.5%)

Allegion PLC (Ireland)		445	28,351

CaesarStone Sdot-Yam, Ltd. (Israel)(NON)		2,332	80,104

Fortune Brands Home & Security, Inc.		2,187	122,559

			231,014
Capital markets (2.7%)

AllianceBernstein Holding LP		5,161	120,922

Ameriprise Financial, Inc.		1,187	111,590

Bank of New York Mellon Corp. (The)		8,030	295,745

Charles Schwab Corp. (The)		12,432	348,345

Invesco, Ltd.		3,366	103,572

KKR & Co. LP		18,414	270,502

			1,250,676
Chemicals (3.3%)

Air Products & Chemicals, Inc.		691	99,539

Albemarle Corp.		392	25,061

Axalta Coating Systems, Ltd.(NON)		2,351	68,649

Axiall Corp.		860	18,782

CF Industries Holdings, Inc.		892	27,955

Dow Chemical Co. (The)		4,311	219,257

E.I. du Pont de Nemours & Co.		3,936	249,228

PPG Industries, Inc.		1,168	130,220

Praxair, Inc.		812	92,933

Sherwin-Williams Co. (The)		1,312	373,487

Symrise AG (Germany)		2,823	188,720

W.R. Grace & Co.(NON)		272	19,361

			1,513,192
Commercial services and supplies (1.0%)

Rollins, Inc.		3,557	96,466

Tyco International PLC		9,553	350,691

			447,157
Communications equipment (1.1%)

Cisco Systems, Inc.		17,686	503,520

			503,520
Construction materials (0.2%)

Cemex SAB de CV ADR (Mexico)(NON)		1,267	9,224

LafargeHolcim, Ltd. (Switzerland)		273	12,709

Martin Marietta Materials, Inc.		241	38,442

Vulcan Materials Co.		116	12,246

			72,621
Consumer finance (1.0%)

Capital One Financial Corp.		3,213	222,693

Oportun Financial Corp. (acquired 6/23/15, cost $24,222) (Private)(F)(RES)(NON)		8,499	21,800

Synchrony Financial(NON)		8,270	237,018

			481,511
Containers and packaging (0.4%)

Ball Corp.		720	51,329

Sealed Air Corp.		1,897	91,075

Smurfit Kappa Group PLC (Ireland)		1,318	33,855

			176,259
Diversified consumer services (0.3%)

Bright Horizons Family Solutions, Inc.(NON)		1,448	93,801

Service Corp. International/US		2,476	61,108

			154,909
Diversified financial services (0.3%)

Berkshire Hathaway, Inc. Class B(NON)		808	114,639

Silver Run Acquisition Corp. (Units)(NON)		2,155	22,304

			136,943
Diversified telecommunication services (1.6%)

AT&T, Inc.		13,456	527,072

Level 3 Communications, Inc.(NON)		3,553	187,776

			714,848
Electric utilities (1.5%)

American Electric Power Co., Inc.		1,549	102,854

Edison International		1,164	83,680

Exelon Corp.		7,835	280,963

NextEra Energy, Inc.		1,941	229,698

			697,195
Electronic equipment, instruments, and components (0.3%)

TE Connectivity, Ltd.		2,174	134,614

			134,614
Energy equipment and services (0.7%)

Baker Hughes, Inc.		1,077	47,205

Frank's International NV (Netherlands)		613	10,102

Halliburton Co.		2,111	75,405

Oceaneering International, Inc.		331	11,002

Schlumberger, Ltd.		1,916	141,305

Weatherford International PLC(NON)		6,875	53,488

			338,507
Food and staples retail (2.5%)

Costco Wholesale Corp.		1,742	274,504

CVS Health Corp.		4,064	421,559

Wal-Mart Stores, Inc.		1,740	119,173

Walgreens Boots Alliance, Inc.		3,730	314,215

			1,129,451
Food products (1.7%)

Blue Buffalo Pet Products, Inc.(NON)		1,504	38,593

JM Smucker Co. (The)		1,010	131,138

Kraft Heinz Co. (The)		3,290	258,462

Mondelez International, Inc. Class A		5,405	216,849

Nomad Foods, Ltd. (United Kingdom)(NON)		3,091	27,850

Pinnacle Foods, Inc.		1	45

TreeHouse Foods, Inc.(NON)		1,196	103,753

			776,690
Health-care equipment and supplies (2.2%)

Abbott Laboratories		900	37,647

Baxter International, Inc.(S)		2,781	114,243

Becton Dickinson and Co.		1,189	180,514

Boston Scientific Corp.(NON)		2,665	50,129

C.R. Bard, Inc.		759	153,827

Cooper Cos., Inc. (The)		685	105,469

DexCom, Inc.(NON)		496	33,683

Edwards Lifesciences Corp.(NON)		940	82,917

Intuitive Surgical, Inc.(NON)		286	171,900

Medtronic PLC		1,361	102,075

			1,032,404
Health-care providers and services (1.4%)

Aetna, Inc.		635	71,342

Anthem, Inc.		249	34,609

Cardinal Health, Inc.		2,187	179,225

Cigna Corp.		1,123	154,121

Diplomat Pharmacy, Inc.(NON)		1,351	37,017

Express Scripts Holding Co.(NON)		1,193	81,947

Henry Schein, Inc.(NON)		388	66,980

McKesson Corp.		259	40,728

			665,969
Health-care technology (0.2%)

Castlight Health, Inc. Class B(NON)(S)		15,195	50,599

HTG Molecular Diagnostics, Inc.(NON)		423	1,214

Press Ganey Holdings, Inc.(NON)(S)		873	26,260

			78,073
Hotels, restaurants, and leisure (2.1%)

Chipotle Mexican Grill, Inc.(NON)		69	32,497

Hilton Worldwide Holdings, Inc.		8,871	199,775

Marriott International, Inc./MD Class A(S)		952	67,763

Penn National Gaming, Inc.(NON)		7,614	127,078

Restaurant Brands International LP (Units) (Canada)		11	428

Restaurant Brands International, Inc. (Canada)		4,116	159,824

Wynn Resorts, Ltd.(S)		1,762	164,624

Yum! Brands, Inc.		2,391	195,703

			947,692
Household durables (0.1%)

PulteGroup, Inc.		3,052	57,103

			57,103
Independent power and renewable electricity producers (1.0%)

Calpine Corp.(NON)		11,446	173,636

NextEra Energy Partners LP		2,107	57,289

NRG Energy, Inc.		12,145	158,006

NRG Yield, Inc. Class C(S)		3,946	56,191

			445,122
Industrial conglomerates (0.5%)

Danaher Corp.		2,368	224,628

			224,628
Insurance (2.6%)

American International Group, Inc.		6,515	352,136

Assured Guaranty, Ltd.		6,277	158,808

Chubb, Ltd.		1,816	216,376

Genworth Financial, Inc. Class A(NON)		18,098	49,408

Hartford Financial Services Group, Inc. (The)		4,989	229,893

Prudential PLC (United Kingdom)		9,575	177,590

			1,184,211
Internet and catalog retail (2.9%)

Amazon.com, Inc.(NON)		1,294	768,170

Ctrip.com International, Ltd. ADR (China)(NON)(S)		3,360	148,714

Delivery Hero Holding GmbH (acquired 6/12/15, cost $30,808) (Private) (Germany)(F)(RES)(NON)		4	21,979

Groupon, Inc.(NON)		3,513	14,017

Netflix, Inc.(NON)		456	46,617

Priceline Group, Inc. (The)(NON)		271	349,308

			1,348,805
Internet software and services (5.4%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)		954	75,395

Alphabet, Inc. Class A(NON)		1,659	1,265,648

Criteo SA ADR (France)(NON)		788	32,639

Facebook, Inc. Class A(NON)		6,722	766,980

GoDaddy, Inc. Class A(NON)		1,330	42,999

GrubHub, Inc.(NON)		531	13,344

Tencent Holdings, Ltd. (China)		4,150	84,740

Yahoo!, Inc.(NON)		3,872	142,528

			2,424,273
IT Services (2.3%)

Computer Sciences Corp.		2,931	100,797

Fidelity National Information Services, Inc.		1,953	123,644

MasterCard, Inc. Class A		2,472	233,604

PayPal Holdings, Inc.(NON)		3,545	136,837

Visa, Inc. Class A		6,170	471,882

			1,066,764
Leisure products (0.1%)

Brunswick Corp.(S)		1,258	60,359

			60,359
Life sciences tools and services (0.4%)

Agilent Technologies, Inc.		4,535	180,720

			180,720
Machinery (0.5%)

Manitowoc Foodservice, Inc.(NON)		17,008	250,698

			250,698
Media (4.4%)

CBS Corp. Class B (non-voting shares)		2,876	158,439

Charter Communications, Inc. Class A(NON)(S)		1,503	304,252

Comcast Corp. Class A		7,247	442,647

DISH Network Corp. Class A(NON)		1,053	48,712

Liberty Global PLC Ser. A (United Kingdom)(NON)		8,170	314,545

Live Nation Entertainment, Inc.(NON)		11,646	259,822

Time Warner Cable, Inc.		704	144,052

Time Warner, Inc.		2,718	197,191

Walt Disney Co. (The)		1,728	171,608

			2,041,268
Metals and mining (0.3%)

Alcoa, Inc.(S)		2,330	22,321

Newmont Mining Corp.		1,734	46,090

Nucor Corp.		1,063	50,280

Steel Dynamics, Inc.		676	15,217

			133,908
Multi-utilities (0.7%)

PG&E Corp.		3,346	199,823

Sempra Energy		1,127	117,264

			317,087
Multiline retail (0.4%)

Dollar General Corp.		2,224	190,374

			190,374
Oil, gas, and consumable fuels (5.9%)

Anadarko Petroleum Corp.		9,586	446,420

Apache Corp.		1,777	86,735

Cabot Oil & Gas Corp.		1,589	36,086

California Resources Corp.		280	288

Cenovus Energy, Inc. (Canada)		7,019	91,335

Cheniere Energy, Inc.(NON)		935	31,631

Chevron Corp.		2,159	205,969

Cimarex Energy Co.		290	28,208

Concho Resources, Inc.(NON)		416	42,033

ConocoPhillips		4,868	196,034

Continental Resources, Inc.(NON)		1,223	37,130

Devon Energy Corp.		1,254	34,410

Diamondback Energy, Inc.(NON)		259	19,990

EOG Resources, Inc.		2,068	150,095

Exxon Mobil Corp.		1,022	85,429

Gulfport Energy Corp.(NON)		388	10,996

Hess Corp.		511	26,904

Kinder Morgan, Inc.		5,059	90,354

Marathon Oil Corp.		8,016	89,298

Occidental Petroleum Corp.		2,801	191,672

Pioneer Natural Resources Co.		1,024	144,118

Royal Dutch Shell PLC Class A (United Kingdom)		13,915	335,691

Suncor Energy, Inc. (Canada)		11,418	317,535

			2,698,361
Personal products (1.6%)

Avon Products, Inc.		12,513	60,188

Coty, Inc. Class A		15,005	417,589

Edgewell Personal Care Co.		3,486	280,728

			758,505
Pharmaceuticals (5.3%)

Allergan PLC(NON)		2,128	570,368

Bristol-Myers Squibb Co.		5,759	367,885

Eli Lilly & Co.		3,555	255,996

Jazz Pharmaceuticals PLC(NON)		404	52,742

Johnson & Johnson		1,811	195,950

Merck & Co., Inc.		4,047	214,127

Mylan NV(NON)		4,847	224,658

Perrigo Co. PLC(S)		2,364	302,427

Pfizer, Inc.		9,105	269,872

			2,454,025
Real estate investment trusts (REITs) (3.5%)

American Tower Corp.		3,532	361,571

AvalonBay Communities, Inc.		696	132,379

Boston Properties, Inc.		953	121,107

Equinix, Inc.		299	98,882

Equity Lifestyle Properties, Inc.		894	65,021

Essex Property Trust, Inc.		212	49,578

Federal Realty Investment Trust		397	61,952

Gaming and Leisure Properties, Inc.		4,539	140,346

General Growth Properties		3,579	106,404

Kimco Realty Corp.		993	28,579

Pebblebrook Hotel Trust		753	21,890

Public Storage		473	130,468

Simon Property Group, Inc.		708	147,045

Ventas, Inc.		1,634	102,877

Vornado Realty Trust		459	43,343

			1,611,442
Real estate management and development (0.4%)

CBRE Group, Inc. Class A(NON)		646	18,618

RE/MAX Holdings, Inc. Class A		4,292	147,216

			165,834
Road and rail (0.9%)

Union Pacific Corp.		5,414	430,684

			430,684
Semiconductors and semiconductor equipment (2.2%)

Analog Devices, Inc.		1,055	62,445

Broadcom, Ltd.		1,425	220,163

Cavium, Inc.(NON)		1,877	114,797

Intel Corp.		2,228	72,076

Lam Research Corp.		2,133	176,186

Micron Technology, Inc.(NON)		8,916	93,351

ON Semiconductor Corp.(NON)		3,686	35,349

QUALCOMM, Inc.		3,056	156,284

Texas Instruments, Inc.		1,584	90,953

			1,021,604
Software (4.2%)

Adobe Systems, Inc.(NON)		1,667	156,365

Electronic Arts, Inc.(NON)		2,009	132,815

Microsoft Corp.		22,523	1,243,945

Oracle Corp.		2,763	113,034

salesforce.com, Inc.(NON)		3,594	265,345

TubeMogul, Inc.(NON)		2,993	38,729

			1,950,233
Specialty retail (2.8%)

Advance Auto Parts, Inc.		1,192	191,125

Five Below, Inc.(NON)(S)		2,327	96,198

Gap, Inc. (The)		4,284	125,950

GNC Holdings, Inc. Class A		873	27,718

Home Depot, Inc. (The)		3,269	436,183

Michaels Cos., Inc. (The)(NON)		3,083	86,232

Tiffany & Co.		672	49,311

TJX Cos., Inc. (The)		3,405	266,782

			1,279,499
Technology hardware, storage, and peripherals (4.6%)

Apple, Inc.		14,948	1,629,183

EMC Corp.		9,864	262,876

Hewlett Packard Enterprise Co.		6,916	122,621

HP, Inc.		6,916	85,205

			2,099,885
Textiles, apparel, and luxury goods (1.1%)

Hanesbrands, Inc.		6,005	170,182

NIKE, Inc. Class B		5,697	350,195

			520,377
Tobacco (1.5%)

Philip Morris International, Inc.		7,065	693,147

			693,147
Water utilities (0.3%)

American Water Works Co., Inc.		1,906	131,381

			131,381

Total common stocks (cost $42,028,751)			$44,716,296

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
		Shares	Value

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $66) (Private)(F)(RES)(NON)		23	$59

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $1,266) (Private)(F)(RES)(NON)		402	1,140

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $2,973) (Private)(F)(RES)(NON)		584	2,675

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $4,311) (Private)(F)(RES)(NON)		847	3,880

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/16, cost $2,416) (Private)(F)(RES)(NON)		440	2,174

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $7,296) (Private)(F)(RES)(NON)		950	6,566

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $20,463) (Private)(F)(RES)(NON)		7,180	18,417

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $25,875) (Private)(F)(RES)(NON)		9,079	23,288

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $39,489) (Private)(F)(RES)(NON)		13,869	35,540

Total convertible preferred stocks (cost $104,155)			$93,739

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Put)	Jun-16/$181.00	$30,873	$31,379

Total purchased options outstanding (cost $91,297)			$31,379

SHORT-TERM INVESTMENTS (5.7%)(a)
		Shares	Value

Putnam Cash Collateral Pool, LLC 0.57%(d)		1,312,863	$1,312,863

Putnam Short Term Investment Fund 0.44%(AFF)		1,324,366	1,324,366

Total short-term investments (cost $2,637,229)			$2,637,229

TOTAL INVESTMENTS

Total investments (cost $44,861,432)(b)			$47,478,643

FORWARD CURRENCY CONTRACTS at 3/31/16 (aggregate face value $4,519,853) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Buy	6/15/16	$273,236	$264,904	$8,332
	Euro	Buy	6/15/16	290,459	277,356	13,103
Barclays Bank PLC
	Canadian Dollar	Sell	4/20/16	103,487	98,730	(4,757)
	Swiss Franc	Buy	6/15/16	139,593	135,649	3,944
Citibank, N.A.
	Euro	Sell	6/15/16	1,286,938	1,245,209	(41,729)
Credit Suisse International
	Swiss Franc	Sell	6/15/16	109,129	106,082	(3,047)
HSBC Bank USA, National Association
	Canadian Dollar	Buy	4/20/16	58,520	54,673	3,847
JPMorgan Chase Bank N.A.
	British Pound	Sell	6/15/16	1,031,745	1,010,270	(21,475)
	Canadian Dollar	Sell	4/20/16	573,186	536,549	(36,637)
	Euro	Buy	6/15/16	451,597	431,130	20,467
	Norwegian Krone	Buy	6/15/16	1,220	1,167	53
State Street Bank and Trust Co.
	Euro	Buy	6/15/16	232,641	222,101	10,540
	Israeli Shekel	Sell	4/20/16	141,848	136,033	(5,815)

Total						$(53,174)

WRITTEN OPTIONS OUTSTANDING at 3/31/16 (premiums $68,709) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Put)	Jun-16/$176.00	$30,873	$22,573

Total			$22,573

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
units	156	$—	12/15/20	1 month USD-LIBOR-BBA minus 0.58%	Russell 2000 Total Return Index	$(36,511)
JPMorgan Chase Bank N.A.
baskets	1,601	—	7/16/16	(3 month USD-LIBOR-BBA plus 0.30%)	A basket (JPCMPTMD) of common stocks	(1,389)

Total		$—	$(37,900)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
OTC	Over-the-counter
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2016 through March 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $45,988,409.
(b)	The aggregate identified cost on a tax basis is $45,059,088, resulting in gross unrealized appreciation and depreciation of $5,693,127 and $3,273,572, respectively, or net unrealized appreciation of $2,419,555.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $137,518, or 0.3% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$1,155,850	$2,912,750	$2,744,234	$1,535	$1,324,366
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $1,312,863, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,277,813.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $125,585 to cover certain derivative contracts.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to manage exposure to specific securities and to gain exposure to a basket of securities.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $121,081 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$6,578,407	$—	$21,979
Consumer staples	4,388,533	—	—
Energy	2,701,177	335,691	—
Financials	6,955,905	177,590	21,800
Health care	5,905,637	—	—
Industrials	4,176,110	50,961	—
Information technology	9,200,893	—	—
Materials	1,660,696	235,284	—
Telecommunication services	714,848	—	—
Utilities	1,590,785	—	—
Total common stocks	43,872,991	799,526	43,779
Convertible preferred stocks	—	—	93,739
Purchased options outstanding	—	31,379	—
Short-term investments	1,324,366	1,312,863	—

Totals by level	$45,197,357	$2,143,768	$137,518

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(53,174)	$—
Written options outstanding	—	(22,573)	—
Total return swap contracts	—	(37,900)	—

Totals by level	$—	$(113,647)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$60,286	$113,460
Equity contracts	31,379	60,473

Total	$91,665	$173,933

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$33,000
Written equity option contracts (contract amount)		$33,000
Forward currency contracts (contract amount)		$5,200,000
OTC total return swap contracts (notional)		$970,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	Total

	Assets:
	OTC Total return swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Forward currency contracts#	21,435	3,944	—	—	—	—	3,847	20,520	10,540	60,286
	Purchased options#	—	—	—	—	31,379	—	—	—	—	31,379

	Total Assets	$21,435	$3,944	$—	$—	$31,379	$—	$3,847	$20,520	$10,540	$91,665

	Liabilities:
	OTC Total return swap contracts*#	$—	$—	$—	$—	$—	$36,511	$—	$1,389	$—	$37,900
	Forward currency contracts#	—	4,757	41,729	3,047	—	—	—	58,112	5,815	113,460
	Written options#	—	—	—	—	22,573	—	—	—	—	22,573

	Total Liabilities	$—	$4,757	$41,729	$3,047	$22,573	$36,511	$—	$59,501	$5,815	$173,933

	Total Financial and Derivative Net Assets	$21,435	$(813)	$(41,729)	$(3,047)	$8,806	$(36,511)	$3,847	$(38,981)	$4,725	$(82,268)
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$21,435	$(813)	$(41,729)	$(3,047)	$8,806	$(36,511)	$3,847	$(38,981)	$4,725

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 27, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 27, 2016